Cash and cash equivalents balance from the statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents balance from the statement of cash flows
Schedule of cash and cash equivalents balance from the statement of cash flows

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Other cash equivalents(1)	17,933	70,655	82,628
Cash at bank and at hand	8,985	25,908	16,684
Cash and cash equivalents(2)	26,918	96,564	99,312
Bank overdrafts	—	—	—
Cash and cash equivalents balance from the statement of cash flows	26,918	96,564	99,312
(1)	Other cash equivalents correspond to short-term bank deposits.
(2)	Balances presented in the statement of financial position